Inventories	12 Months Ended
Dec. 31, 2018
Disclosure of Inventories [Abstract]
Disclosure of inventories [text block]
12.	Inventories

	December 31,
	2017	2018
	(in thousands)
Finished goods	$10,095,820	9,406,248
Work-in-progress	9,405,677	11,133,846
Raw materials	5,352,826	5,769,010
	$24,854,323	26,309,104

For the years ended December 31, 2016, 2017 and 2018, the amounts recognized as cost of sales in relation to inventories were $294,598,017 thousand, $279,986,522 thousand and $279,494,885 thousand, respectively. Charges for inventories written down to net realizable value, which were also included in cost of sales, amounted to $3,673,213 thousand, $3,756,726 thousand and $5,171,752 thousand for the years ended December 31, 2016, 2017 and 2018, respectively.

As at December 31, 2017 and 2018, none of the Company’s inventories was pledged as collateral.